SCHEDULE OF ROU ASSETS AND OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Right-of-use Assets And Lease Liabilities
Operating lease ROU assets	$ 210,102	$ 1,628,712	$ 3,486,556
Operating lease liabilities
Current portion	204,389	1,584,423	1,896,384
Non-current portion			1,584,423
Operating lease liabilities		$ 1,584,423	$ 3,480,807
Operating leases: Weighted average remaining lease term (years)	1 year	1 year	2 years
Operating leases: Weighted average discount rate	5.46%	5.46%	5.46%